CONVERSION OPTIONS ON CONVERTIBLE DEBT INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2024
Borrowing costs [abstract]
Schedule of Fair Value Measurement
The fair value of the conversion options on convertible debt instruments was determined using the Black-Scholes or the binomial option pricing model taking into account the following assumptions:

	March 31, 2024	December 31, 2023
Exercise price ($)	2.58	2.58
Share price ($)	1.42	1.77
Volatility	59%	57%
Risk-free interest rate	3.65%	3.28%
Expected warrant life (years)	4.29	4.54

Schedule of Non-Convertible Debenture

	March 31, 2024	December 31, 2023
	$	$
Credit Agreement with Banking Syndicate, secured, maturing August 11, 2025 (Note 7.1)	101,000,000	70,000,000
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.2)	23,806,128	23,573,074
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.3)	14,909,125	15,124,280
Loans on research and development tax credits and subsidies receivable (Note 7.4)	22,140,221	22,682,595
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 7.5)	6,402	10,361
Credit facility for the supplier payment program (Note 7.6)	5,000,000	4,363,520
Non-Convertible Debentures issued as part of 2023 Debenture Financing (Note 7.7, Note 7.7.1)	44,760,361	44,532,212
Convertible Debentures issued as part of 2023 Debenture Financing (Note 7.7, Note 7.7.2)	46,252,635	44,656,323
	257,874,872	224,942,365
Current portion of long-term debt and other debts	27,146,623	27,056,476
Long-term portion of long-term debt and other debts	230,728,249	197,885,889
As at March 31, 2024, the weighted average all-in interest rate was 7.59%, including stamping fees and spread, divided as follows:

	Repricing date	Interest Rate
SOFR loans in the amount of US$70,000,000	April 2024	6.94%- 7.19%, including spread of 1.50%- 1.75%
US base loans in the amount of US$31,000,000	April 2024	9.25%- 9.50%, including spread of 0.25%- 0.50%
As at December 31, 2023, the weighted average all-in interest rate was 6.96%, including stamping fees and spread, divided as follows:

	Repricing date	Interest Rate
Loans in the amount of US$70,000,000	January 2024	6.94% - 6.98%, including spread of 1.50%
As at March 31, 2024 and December 31, 2023 , the carrying amounts for Credit Facility for the supplier payment program were as follows:

	March 31, 2024	December 31, 2023
	$	$
Carrying amount
Presented in long-term debts and other debts of which suppliers has received payments	5,000,000	4,363,520
Presented in long-term debts and other debts	5,000,000	4,363,520
7 - LONG-TERM DEBT AND OTHER DEBTS (CONTINUED)
7.6 Credit facility for the supplier payment program (continued)

	March 31, 2024	December 31, 2023
Range of payment due date
Liabilities that are part of the arrangements	120 days after invoice date	119 - 120 days after invoice date
Comparable trade payables that are not part of the arrangements	Net 30 days	Net 30 days
The expected volatility was determined by reference to historical data of comparable entities over the expected life of the conversion options on convertible debt instruments .
The Group has recognized the following conversion options on convertible debt instruments:

	March 31, 2024	December 31, 2023
	$	$
Beginning balance	25,034,073	30,342,059
Paid in kind interest	2,472,927	3,551,316
Fair value adjustment	(10,746,034)	(8,533,552)
Foreign currency translation adjustment	(577,204)	(325,750)
Ending balance	16,183,762	25,034,073